PROPERTY AND EQUIPMENT, NET (Schedule of Depreciation Expense) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation	¥ 72,757	¥ 54,981	¥ 43,478
Cost of revenues [Member]
Property, Plant and Equipment [Line Items]
Depreciation	61,967	48,553	38,088
Selling and marketing expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation	3,226	2,694	2,253
General and administrative expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation	6,455	3,031	2,649
Research and development expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation	¥ 1,109	¥ 703	¥ 488